UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Intermediate-Term Municipals Fund
Class A [SBLTX]
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$34	0.67%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,340,736,214
Total Number of Portfolio Holdings*	683
Portfolio Turnover Rate	6%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7358-STSR-1124

Western Asset Intermediate-Term Municipals Fund
Class C [SMLLX]
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$65	1.28%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,340,736,214
Total Number of Portfolio Holdings*	683
Portfolio Turnover Rate	6%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7118-STSR-1124

Western Asset Intermediate-Term Municipals Fund
Class I [SBTYX]
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$25	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,340,736,214
Total Number of Portfolio Holdings*	683
Portfolio Turnover Rate	6%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7490-STSR-1124

Western Asset Intermediate-Term Municipals Fund
Class IS [SMLSX]
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IS	$23	0.45%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,340,736,214
Total Number of Portfolio Holdings*	683
Portfolio Turnover Rate	6%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate-Term Municipals Fund	PAGE 1	7214-STSR-1124

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Intermediate-Term Municipals Fund
Financial Statements and Other Important Information
Semi-Annual  | September 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.0%
Alabama — 2.4%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$10,075,028
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	2,125,000	2,145,495 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	2,700,000	2,922,466 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	5,500,000	6,251,699 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/40	4,000,000	4,493,058
Warrants, Series 2024, Refunding	5.250%	10/1/41	5,000,000	5,584,704
Warrants, Series 2024, Refunding	5.250%	10/1/42	5,775,000	6,419,142
Warrants, Series 2024, Refunding	5.250%	10/1/43	6,250,000	6,914,762
Mobile County, AL, IDA Revenue, Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	4,200,000	4,363,574 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	5,500,000	5,974,898
Total Alabama				55,144,826
Alaska — 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	750,000	802,057
State Capital Project, Series B, Refunding	4.000%	12/1/35	1,000,000	1,022,815
State Capital Project, Series B, Refunding	4.000%	12/1/36	750,000	763,712
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,108,600
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,037,568
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,737,099
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,333,353
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,890,700
Total Alaska				9,695,904
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — 2.3%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	$700,000	$719,360
Basis School Project, Refunding, SD Credit Program	5.000%	7/1/37	850,000	877,990
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,508,970
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,402,559
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	6,500,000	6,690,627 (a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	4,000,000	4,098,896 (a)(b)
Intel Corp. Project	4.100%	6/15/28	3,900,000	3,949,093 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	8,500,000	8,614,126 (a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	2,400,000	2,419,898 (d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,004,617
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,896,923 (c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,503,517 (c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,313,730 (c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,611,951
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,016,727
Total Arizona				53,628,984
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	5,250,000	5,592,184 (c)
California — 6.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,078,373
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,304,411
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	$2,250,000	$2,304,728 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	21,500,000	23,619,896 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,909,448 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	12,105,000	12,490,522 (a)(b)
California State MFA Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,179,644
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,744,088 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,612,197 (c)
Waste Management, Inc. Project, Series B	4.800%	6/2/25	3,000,000	3,011,212 (a)(b)(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	504,318 (c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	5,215,000	5,239,211 (c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,577,160 (d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	2,240,000	2,299,325
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series G	5.000%	5/15/27	3,390,000	3,577,689 (c)
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	4,175,000	4,406,151 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	3,275,000	3,442,380 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,775,000	1,890,809 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,021,247 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,020,216 (c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,111,634 (c)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	$2,500,000	$2,590,186 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	3,000,000	3,155,744
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,550,000	1,663,632
Series B	6.125%	11/1/29	14,845,000	15,933,305
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2023-1	5.500%	9/1/43	1,350,000	1,465,199
Community Facilities District No 2023-1	5.500%	9/1/48	1,780,000	1,914,311
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/36	6,250,000	6,797,497
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/36	1,000,000	1,081,530
San Bernardino, CA, USD Revenue, COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,079,404
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	1/1/34	1,000,000	1,060,928 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,322 (c)(e)
Series D, Unrefunded	5.000%	5/1/48	2,495,000	2,563,654 (c)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	3,000,000	3,057,714
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,073,392
Tobacco Securitization Authority of Southern California Revenue:
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/34	655,000	710,644
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/36	1,000,000	1,080,830
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/38	1,750,000	1,879,667
Total California				148,457,618
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — 2.7%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	$500,000	$500,947
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,653,282
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,495,883
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,257,877
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	2,900,000	2,964,054 (a)(b)
Denver, CO, City & County Airport System Revenue:
Series A, Refunding	5.500%	11/15/40	23,750,000	27,006,270 (c)
Subordinated, Series B, Refunding	5.000%	11/15/28	4,735,000	5,072,017 (c)
Subordinated, Series B, Refunding	5.000%	11/15/29	3,250,000	3,528,496 (c)
Subordinated, Series B, Refunding	5.000%	11/15/32	1,500,000	1,670,209 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,801,456 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	449,885
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.250%	11/15/28	8,000,000	8,469,864
Regional Transportation District, CO, Revenue:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/30	700,000	764,695
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/31	450,000	496,099
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	7/15/31	400,000	440,146
Total Colorado				62,571,180
Connecticut — 0.8%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,196,601
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,032,697
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,299,143
Connecticut State, GO:
Series B	4.000%	1/15/41	2,750,000	2,859,530
Series B	4.000%	1/15/42	1,250,000	1,294,603
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Series C	4.000%	6/1/35	$1,525,000	$1,596,667
Series C	4.000%	6/1/37	1,000,000	1,035,678
Series C	4.000%	6/1/38	1,250,000	1,290,509
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,055,646
Total Connecticut				19,661,074
Delaware — 0.3%
Delaware State EDA Revenue, Acts Retirement - Life Communities Inc. Obligated Group, Series B	5.000%	11/15/43	3,000,000	3,149,714
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,531,370
Total Delaware				7,681,084
District of Columbia — 0.5%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	510,255
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	506,623
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,158,466
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,185,119
Total District of Columbia				10,360,463
Florida — 7.5%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,815,097 (c)
Series 2017	5.000%	10/1/42	1,500,000	1,539,169 (c)
Series A	5.000%	10/1/27	1,750,000	1,842,792 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,921,208 (c)
Series 2022	5.000%	9/1/33	1,800,000	2,004,774 (c)
Series 2022	5.000%	9/1/35	1,650,000	1,806,506 (c)
Series 2022	5.000%	9/1/36	1,305,000	1,427,674 (c)
Series 2022	5.000%	9/1/38	1,350,000	1,473,870 (c)
Series 2022	5.000%	9/1/39	1,415,000	1,536,316 (c)
Series 2022	5.000%	9/1/40	1,150,000	1,239,816 (c)
Series 2022	5.000%	9/1/41	1,290,000	1,390,810 (c)
Series 2022	5.000%	9/1/42	1,750,000	1,879,729 (c)
Series B	5.000%	9/1/31	10,155,000	10,903,130 (c)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,063,794
Series A, Refunding	5.000%	7/1/28	5,500,000	5,586,071
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A, Refunding	5.000%	7/1/30	$5,000,000	$5,062,207
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,310,592
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,046,435
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A, Refunding	5.000%	7/1/35	5,775,000	6,217,986
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	1,919,951 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding	5.000%	7/1/41	11,215,000	11,563,051 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.000%	7/1/44	5,985,000	6,308,440 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	16,250,000	17,357,182 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue:
Series A-1, Refunding	5.000%	9/1/26	10,000,000	10,296,044
Series A-1, Refunding	5.000%	9/1/27	5,640,000	5,868,777
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,033,947
Series A, Refunding	5.000%	10/1/27	3,000,000	3,051,713
Series A, Refunding	5.000%	10/1/28	1,000,000	1,017,157
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,101,926 (c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,828,510 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/35	3,445,000	3,545,672
Series A, Refunding	4.000%	10/1/37	2,075,000	2,115,366
Series A, Refunding	4.000%	10/1/39	5,175,000	5,212,297
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/25	3,730,000	3,744,787
Series B, Refunding	5.000%	7/1/27	2,350,000	2,352,234
Series B, Refunding	5.000%	7/1/28	1,000,000	1,001,027
Series B, Refunding	5.000%	7/1/30	2,500,000	2,502,652
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series B, Refunding	5.000%	7/1/31	$2,750,000	$2,752,777
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,060,386
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	659,459
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,046,109
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,844,738 (c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,528,559 (c)
Series A, Refunding	5.000%	10/1/42	4,000,000	4,340,888 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	1,250,000	1,394,393
Orlando Health Obligated Group, Series A	5.000%	10/1/41	1,750,000	1,942,925
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,104,299
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	437,251
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	675,475
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,300,023
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,471,482
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,111,075
State of Florida Department of Transportation Turnpike System Revenue, Series A	4.000%	7/1/39	5,000,000	5,068,264
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	975,235
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2024	4.200%	5/1/39	850,000	861,528 (d)(f)
Series 2024	4.550%	5/1/44	1,000,000	1,015,720 (d)(f)
Total Florida				176,479,295
Georgia — 1.5%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	3,520,596
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	$1,400,000	$1,469,990
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,731,574
Georgia State Municipal Electric Authority, Power Revenue:
Series A, Refunding	5.000%	1/1/34	850,000	942,343
Series A, Refunding	5.000%	1/1/35	875,000	967,867
Series A, Refunding	5.000%	1/1/36	1,075,000	1,185,395
Series A, Refunding	4.000%	1/1/51	645,000	613,727
Series A, Refunding, AGM	4.000%	1/1/46	1,780,000	1,780,342
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,884,474
Series B	5.000%	6/1/29	9,475,000	10,026,256 (a)(b)
Series B	5.000%	3/1/32	5,000,000	5,486,249 (a)(b)
Series C	5.000%	9/1/30	4,000,000	4,323,090 (a)(b)
Total Georgia				34,931,903
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	1,099,052
Series F, Refunding	4.000%	1/1/42	2,050,000	2,025,575
Total Guam				3,124,627
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	5,000,000	4,387,513
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	1,775,000	2,065,505 (f)
Total Hawaii				6,453,018
Illinois — 15.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,730,180
Series 2018	5.000%	4/1/36	1,270,000	1,323,121
Series 2018	5.000%	4/1/37	1,400,000	1,456,362
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/33	$5,010,000	$5,445,871
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,708,040
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,805,666
Dedicated, Series A	5.000%	12/1/43	18,000,000	18,578,846
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,318,904
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,287,351
Series A	5.000%	12/1/33	6,475,000	6,856,464
Series A	5.000%	12/1/35	3,450,000	3,626,952
Series A	5.000%	12/1/40	4,515,000	4,664,779
Series A, Refunding	5.000%	12/1/29	2,500,000	2,655,329
Series B, Refunding	5.000%	12/1/36	3,100,000	3,249,689
Series C, Refunding	5.000%	12/1/24	2,500,000	2,504,082
Series C, Refunding	5.000%	12/1/25	1,000,000	1,013,401
Series C, Refunding, AGM	5.000%	12/1/32	1,000,000	1,056,815
Series D	5.000%	12/1/46	1,000,000	1,011,049
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,735,139
Series A	5.000%	1/1/40	7,075,000	7,356,962
Series A	5.000%	1/1/44	2,200,000	2,267,478
Series A, Refunding	5.000%	1/1/25	4,000,000	4,016,689
Series A, Refunding	5.000%	1/1/27	2,250,000	2,343,187
Series A, Refunding	5.625%	1/1/29	1,250,000	1,308,851
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,238,163 (e)
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,278,265 (e)
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,363,483 (e)
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,428,650 (e)
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,579,034 (e)
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,654,226 (e)
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,739,444 (e)
Series B, Green Bond	5.000%	12/1/33	1,820,000	1,824,661 (e)
Series B, Green Bond	5.000%	12/1/34	1,910,000	1,914,892 (e)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A	5.000%	1/1/42	3,850,000	4,085,866 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,853,800 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	2,037,626 (c)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Senior Lien, Series D	5.250%	1/1/36	$7,445,000	$7,769,344
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,793,929
Series A, Refunding	5.000%	1/1/33	2,145,000	2,150,619 (c)
Series B, Refunding	5.000%	1/1/33	4,500,000	4,517,451
Series C, Refunding	5.000%	1/1/30	6,010,000	6,028,861 (c)
Series C, Refunding	5.000%	1/1/43	1,570,000	1,660,678 (c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,542,577 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	6,200,239
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,928,738
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, AGM	5.250%	1/1/48	2,500,000	2,741,084
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,155,384
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,791,482
Second Lien Project	5.000%	11/1/31	2,000,000	2,007,263
Second Lien Project	5.000%	11/1/33	1,500,000	1,505,447
Second Lien Project	5.000%	11/1/34	1,000,000	1,003,631
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,139,115
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,708,063
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Series A, Refunding	5.000%	8/15/34	2,000,000	2,210,813
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	428,289
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	458,785
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	420,948
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,215,110
Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	709,860
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	$5,000,000	$5,027,627
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,044,203
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	9,552,491
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	2,895,000	2,877,765
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	475,000	509,473
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,245,396
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,303,384
Series A	5.000%	3/1/32	3,925,000	4,361,018
Series A	5.000%	3/1/36	1,000,000	1,096,556
Series A	5.000%	5/1/36	4,665,000	4,884,572
Series A	5.000%	5/1/39	4,800,000	4,993,586
Series A, Refunding	5.000%	10/1/27	12,805,000	13,631,481
Series A, Refunding	5.000%	10/1/30	1,275,000	1,369,315
Series B	5.000%	12/1/33	4,000,000	4,453,556
Series B	5.250%	5/1/44	3,550,000	3,942,047
Series B	5.250%	5/1/45	2,500,000	2,766,414
Series B	5.250%	5/1/47	1,000,000	1,101,628
Series B	5.250%	5/1/48	1,250,000	1,374,044
Series B, Refunding	5.000%	9/1/27	6,015,000	6,392,829
Series B, Refunding	5.000%	10/1/27	3,000,000	3,193,631
Series C	5.000%	12/1/41	18,000,000	19,774,831
Series D	5.000%	11/1/27	9,695,000	10,336,839
Series D, Refunding	5.000%	7/1/34	2,300,000	2,572,126
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	816,119
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	7,401,213
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,584,500
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	9,997,724
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	16,400,000	17,078,329
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	$2,000,000	$2,115,893
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	658,543
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	6/15/45	6,500,000	2,744,899
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	10,683,292
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	14,224,855
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	1,750,000	1,876,261
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,251,606
Series C, Refunding	5.000%	3/15/26	1,800,000	1,802,523
Total Illinois				362,447,596
Indiana — 1.4%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,324,499 (a)(b)
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,601,437
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	3,150,081
Indiana State Finance Authority, Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	6,258,879
Indiana State Health Facility Financing Authority Revenue, Ascension Health Credit Group	5.000%	11/15/35	10,000,000	10,182,714
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019 D, Refunding	5.000%	1/1/26	2,900,000	2,965,222 (c)
Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	5,235,000	5,533,975 (c)
Total Indiana				33,016,807
Iowa — 0.6%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/32	12,000,000	14,067,079 (a)(b)(e)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Kansas — 0.0%††
Wyandotte County, KS, Turner USD No 202, GO, Series A, AGM	4.000%	9/1/36	$775,000	$811,134 (e)
Kentucky — 2.1%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,733,392 (a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,781,508 (a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	13,884,733 (a)(b)
Kentucky State Turnpike Authority, Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,534,023
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,067,436
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,195,888 (a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,196,568 (a)(b)
Trimble County, KY, Environmental Facility Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	6,250,000	6,316,254 (a)(b)(c)
Trimble County, KY, Pollution Control Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	8,294,353 (a)(b)(c)
Total Kentucky				49,004,155
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	12/20/24	7,000,000	6,959,884 (a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,491,407
Refunding, AGM	5.000%	12/1/29	2,000,000	2,042,599
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	7,275,000	7,150,376 (a)(b)
Total Louisiana				18,644,266
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Maryland — 0.4%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	$1,400,000	$1,448,760
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,595,316
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,027,883
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	4,001,019
Total Maryland				8,072,978
Massachusetts — 1.6%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,089,330
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,172,164
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,083,429
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	4,200,000	4,644,769
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,313,740
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,081,827
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,017,471
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,579,589
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	585,224
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,074,769
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,973,164
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/33	4,880,000	5,228,817 (c)
Series E	5.000%	7/1/51	4,000,000	4,190,943 (c)
Massachusetts State Transportation Fund Revenue, Series A, Refunding	5.000%	6/1/41	5,200,000	5,463,541
Total Massachusetts				36,498,777
Michigan — 1.9%
Great Lakes, MI, Water Authority Sewage Disposal System Revenue, Second Lien, Series B	5.000%	7/1/34	1,250,000	1,468,299
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/36	$1,100,000	$1,284,154
Senior Lien, Series A	5.000%	7/1/37	1,000,000	1,162,495
Senior Lien, Series B	5.000%	7/1/37	1,000,000	1,162,495
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	7,965,190
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	4,652,051
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,063,635 (c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,518,019
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,325,937
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,519,220
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	708,449
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.250%	2/28/43	1,500,000	1,658,220
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	1,000,000	994,613
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,858,966
Michigan State Strategic Fund Limited Obligation Revenue:
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,765,764 (a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,111,982 (c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,217,711
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,676,831
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,029,374
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,021,115
Walled Lake Consolidated School District, MI, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,429,322
Total Michigan				44,593,842
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mississippi — 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	$6,000,000	$6,271,974 (a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,374,901
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,849,091
Total Mississippi				9,495,966
Missouri — 0.5%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,260,618
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,417,110 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,195,546 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,569,745 (c)
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	750,000	747,185 (a)(b)(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,405,063
Total Missouri				12,595,267
Nebraska — 0.8%
Central Plains, NE, Energy Project, Gas Project Revenue:
Project No 3, Series A, Refunding	5.000%	9/1/32	5,465,000	5,924,405
Project No 3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,963,268
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,128,389 (a)(b)
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	6,026,696
Total Nebraska				19,042,758
Nevada — 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,333,279
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 6.2%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	$1,000,000	$1,001,256
Refunding, AGM	5.000%	11/1/27	1,500,000	1,501,884
Refunding, AGM	5.000%	11/1/29	1,500,000	1,501,884
Refunding, AGM	5.000%	11/1/31	1,000,000	1,001,256
New Brunswick, NJ, Parking Authority Revenue, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,066,687
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,080,350
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,401,851
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,751,262
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,136,054 (e)
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,214,200 (e)
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,624,930 (e)
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,071,400 (e)
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	1,015,612
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,907,268
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,279,986
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,224,290
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,764,498
School Facilities Construction, Series WW	5.250%	6/15/29	11,390,000	11,581,558 (e)
School Facilities Construction, Series WW	5.250%	6/15/30	10,685,000	10,864,702 (e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	4,900,000	5,077,903 (c)
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,180,190
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, Series A, Refunding, AGM	5.000%	7/1/25	2,350,000	2,380,686
University Hospital, Series A, Refunding, AGM	5.000%	7/1/28	2,000,000	2,031,754
University Hospital, Series A, Refunding, AGM	5.000%	7/1/30	1,200,000	1,217,724
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	$2,000,000	$2,210,752
Transportation Program, Series AA, Refunding	5.000%	6/15/36	8,200,000	9,249,288
Transportation Program, Series AA, Refunding	5.000%	6/15/37	4,000,000	4,551,292
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,583,118
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,359,593
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	3,047,260
Transportation Program, Series CC	5.000%	6/15/40	3,000,000	3,343,244
Transportation Program, Series CC	5.250%	6/15/46	6,500,000	7,253,307
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,590,940
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	9,226,920
Series A, Refunding	5.000%	1/1/33	10,230,000	10,477,653
Series C, Refunding	5.000%	1/1/44	10,000,000	11,263,311 (f)
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,421,273
Series A, Refunding	5.000%	6/1/36	3,000,000	3,150,638
Total New Jersey				145,607,774
New York — 12.4%
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/29	2,700,000	2,664,759 (a)(b)
Series B, Refunding	1.500%	9/1/26	5,500,000	5,288,748 (a)(b)
Series B, Refunding	5.000%	9/1/27	1,750,000	1,838,756 (a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,772,312
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,313,121
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	4,014,951
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,271,495
Green Bonds, Series E, Refunding	5.000%	11/15/29	1,000,000	1,107,493
Series A-2	5.000%	5/15/30	5,250,000	5,753,198 (a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,716,023
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project (5.000% to 9/8/41 then 5.250%)	5.000%	1/1/58	551,102	165,025 (b)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, GO:
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	$1,750,000	$1,772,628 (a)(b)
Subseries B-1	5.250%	10/1/43	3,250,000	3,655,699
Subseries D-1	5.000%	3/1/43	3,500,000	3,762,089
Subseries E-1	5.000%	3/1/37	7,000,000	7,431,485
Subseries F-1	4.000%	3/1/38	1,000,000	1,039,718
Subseries F-1	4.000%	3/1/40	1,500,000	1,533,888
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	539,528
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,515,550
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,023,832
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Subseries C-1	5.000%	2/1/47	7,000,000	7,562,415
Subordinated, Subseries F-1	5.000%	2/1/45	4,000,000	4,388,708
Subseries A-1	5.000%	5/1/44	2,000,000	2,208,907
Subseries C-1	4.000%	5/1/39	3,500,000	3,613,332
New York State Dormitory Authority Revenue, Non-State Supported Debt, SD, Series A, Refunding, AGM	5.000%	10/1/29	20,000	21,946 (e)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	8,151,865
State Supported, Series A	5.000%	3/15/40	6,000,000	6,213,906
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	8,950,000	9,455,880
Series A, Refunding	5.000%	3/15/40	7,500,000	8,013,057
Series A, Unrefunded	5.000%	2/15/43	5,810,000	5,982,540
Series D, Refunding	5.000%	2/15/41	9,435,000	10,208,799
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	10,006,408 (d)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	$4,500,000	$4,605,927
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,148,392
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	2,630,000	2,677,947
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,943,958 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,709,073 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,000,000	9,053,269 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,300,000	6,851,596 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	14,000,000	15,308,423 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	1,600,000	1,672,665 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/43	1,750,000	1,923,197 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.500%	6/30/44	1,500,000	1,644,286 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	10,750,000	11,224,531 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,066,009
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,752,908
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	21,335,000	21,334,870 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,001,427 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	7,750,000	7,670,947
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/27	$5,000,000	$5,006,523 (c)
Consolidated Series 185	5.000%	9/1/28	5,000,000	5,006,523 (c)
Consolidated Series 226, Refunding	5.000%	10/15/40	3,165,000	3,410,764 (c)
Series 194, Refunding	5.000%	10/15/33	10,000,000	10,207,019
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	2,465,000	2,580,848
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,500,000	11,194,005 (g)
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	9,900,000	10,624,273
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	4,650,000	5,073,015
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	2,041,715
Total New York				289,742,171
North Carolina — 0.5%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	2,380,000	2,540,227
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport, Refunding	5.000%	7/1/38	1,500,000	1,626,112
Charlotte Douglas International Airport, Refunding	5.000%	7/1/39	1,000,000	1,079,866
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,500,000	1,502,140
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien	5.000%	1/1/43	4,000,000	4,222,190
Total North Carolina				10,970,535
Ohio — 1.4%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,431,722
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,342,281
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	2,968,997
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$7,100,000	$6,691,362
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	3,000,000	2,831,800 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	7,120,000	7,125,410 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,157,536 (a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,066,378
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,017,490
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	754,373
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	601,900
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,070,761
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,280,033
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	805,313 (c)
Total Ohio				33,145,356
Oregon — 0.9%
Lane & Douglas Counties, OR, School District No 28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	2,480,000	2,583,081 (e)
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,084,837 (e)
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,103,321
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,524,248
Multnomah County, OR, School District No 40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,541,253
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	$3,000,000	$3,074,172 (a)(b)
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	4,801,138
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,561,307 (c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,051,263 (c)
Washington Clackamas & Yamhill Counties, OR, School District No 88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,322,492
Total Oregon				21,647,112
Pennsylvania — 4.7%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	411,654
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	383,106
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue:
Series A, AGM	4.000%	12/1/42	1,750,000	1,779,117
Series A, AGM	5.250%	12/1/47	2,175,000	2,415,966
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,462,471
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/25	265,000	266,069 (h)
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/26	285,000	286,150 (e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	660,000	662,662 (h)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	1,075,000	1,077,096
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	715,000	717,884 (e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	1,500,000	1,503,037
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	300,000	301,210 (e)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	$575,000	$576,222
Penn State Health	4.000%	11/1/35	2,000,000	2,039,047
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,067,387
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,170,737
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,378,262
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,823,447
Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,664,855
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,071,920
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,120,000	1,141,590 (a)(b)
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	2,250,000	2,410,385
Series A-2	4.000%	5/15/42	1,000,000	1,000,839
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/40	5,000,000	5,565,258 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	3,750,000	4,156,911 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	14,506,956 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	3,000,000	3,174,618 (c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,113,170
Series B	5.000%	12/1/37	1,750,000	1,943,691
Series B	5.000%	12/1/38	2,000,000	2,211,103
Series B	5.000%	12/1/45	5,060,000	5,481,811
Series B, Refunding	5.000%	12/1/46	2,000,000	2,174,135
Series B, Refunding	5.000%	12/1/47	5,000,000	5,507,210
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,481,686
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	6,686,059 (c)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,017,365 (c)
Philadelphia, PA, GO, Series B	5.000%	2/1/36	1,500,000	1,629,710
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	$2,285,000	$2,324,505
Philadelphia, PA, Water & Wastewater Revenue, Series B	5.000%	11/1/49	6,155,000	6,507,502
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,435,312
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,307,491
Total Pennsylvania				110,835,606
Puerto Rico — 3.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	8,350,322 (d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,170,759 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	134,728
Restructured, Series A-1	5.375%	7/1/25	85,605	86,115
Restructured, Series A-1	5.625%	7/1/27	169,893	177,449
Restructured, Series A-1	5.625%	7/1/29	167,137	180,585
Restructured, Series A-1	5.750%	7/1/31	162,338	180,656
Restructured, Series A-1	4.000%	7/1/33	153,940	154,234
Restructured, Series A-1	4.000%	7/1/35	4,023,371	4,019,386
Restructured, Series A-1	4.000%	7/1/37	10,768,000	10,699,046
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,413,998
Restructured, Series A-1	4.000%	7/1/46	167,923	158,673
Subseries CW	0.000%	11/1/43	680,590	438,981 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	1,161,875 *(i)
Series A	5.000%	7/1/42	3,370,000	1,423,825 *(i)
Series A	5.050%	7/1/42	950,000	401,375 *(i)
Series DDD, Refunding	—	7/1/21	3,460,000	1,453,200 *(j)
Series TT	5.000%	7/1/37	4,775,000	2,017,438 *(i)
Series WW	5.500%	7/1/38	840,000	354,900 *(i)
Series XX	5.250%	7/1/40	7,730,000	3,265,925 *(i)
Series ZZ, Refunding	—	7/1/18	250,000	105,000 *(j)
Series ZZ, Refunding	—	7/1/18	850,000	357,000 *(j)
Series ZZ, Refunding	5.250%	7/1/25	370,000	156,325 *(i)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$3,680,000	$3,329,664
Restructured, Series A-1	4.550%	7/1/40	680,000	683,850
Restructured, Series A-1	4.750%	7/1/53	9,150,000	9,178,165
Restructured, Series A-1	5.000%	7/1/58	8,180,000	8,264,701
Restructured, Series A-2	4.329%	7/1/40	4,380,000	4,377,840
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,168,930
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	6,074,194
Total Puerto Rico				71,939,139
Rhode Island — 0.3%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,560,156
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,047,687
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,605,576
Total Rhode Island				6,213,419
South Carolina — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.143%	3/1/31	3,000,000	3,116,639 (a)(b)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,540,195
Refunding	5.000%	12/1/30	2,250,000	2,274,321
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,499,051
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	2,988,544 (c)
Series 2018	5.000%	7/1/37	2,000,000	2,093,944 (c)
Total South Carolina				19,512,694
Tennessee — 1.9%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	8,359,631
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A, Refunding	5.000%	7/1/42	$3,200,000	$3,331,754
Subordinated, Series B, Refunding	5.000%	7/1/42	1,500,000	1,561,759
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,519,029 (c)
Series B	5.000%	7/1/26	1,750,000	1,811,503 (c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	9,051,051 (a)(b)
Series A-1, Refunding	5.000%	5/1/28	17,310,000	18,230,222 (a)(b)
Total Tennessee				43,864,949
Texas — 8.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	680,565
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	952,725
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	726,652
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,760,550
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,733,655 (c)
Series 2022	5.000%	11/15/36	3,000,000	3,297,019 (c)
Series 2022	5.000%	11/15/37	2,000,000	2,191,820 (c)
Series B	5.000%	11/15/30	5,640,000	6,094,590 (c)
Bexar County, TX, Hospital District:
GO, Refunding	5.000%	2/15/29	1,500,000	1,611,119
GO, Refunding	5.000%	2/15/30	2,000,000	2,140,429
GO, Refunding	5.000%	2/15/31	2,250,000	2,399,766
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,932,674
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	10,014,294
Second Tier, Series C, Refunding	5.000%	8/15/40	4,100,000	4,594,163
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	$2,600,000	$2,613,534
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	7,800,000	7,600,968
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,437,947
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,001,240 (c)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	3,026,408 (a)(b)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	16,500,000	16,272,054
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	9,022,439
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,425,447
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,656,784 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,587,103 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,906,689 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,642,815 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,912,630 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,527,193 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,521,130 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,782,424 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,369,644 (c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,799,937
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,935,944
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	5,500,000	5,428,889
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,287,530 (c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,205,000	1,197,087
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	$2,500,000	$2,565,208
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,353,648
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,679,823 (c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,592,232 (c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,655,631 (c)
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,810,521
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	10,600,000	10,963,652
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,691,657
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	7,000,000	7,563,438
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.000%	12/31/33	2,000,000	2,174,129 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/38	1,275,000	1,386,025 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,000,000	1,084,679 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,129,675
Senior Lien, LBJ Infrastructure Group LLC, Refunding	4.000%	12/31/34	1,500,000	1,545,363
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,067,614
West Harris County, TX, Regional Water Authority Revenue, Series W, Refunding	4.000%	12/15/45	2,100,000	2,082,960
Total Texas				189,432,112
Utah — 0.6%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,113,306 (c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,310,149
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	$1,845,000	$1,943,169
Series 2019	4.000%	10/15/33	600,000	603,607
Series 2019	4.000%	10/15/39	925,000	906,103
Series 2021	4.000%	10/15/32	500,000	504,091
Series 2021	4.000%	10/15/35	400,000	400,921
Series 2021	4.000%	10/15/36	200,000	199,798
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,712,957
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,090,258
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,603,016
Total Utah				14,387,375
Vermont — 0.1%
University of Vermont & State Agricultural College, GO, Series A	5.000%	10/1/44	1,000,000	1,059,048
Virginia — 0.5%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,244,094
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	5.250%	7/1/43	1,000,000	1,127,849
Riverside Health System, Series 2023, AGM	5.250%	7/1/48	1,500,000	1,666,644
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,524,985
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,057,239
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	4,120,000	4,377,229 (c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,058,705
Total Virginia				12,056,745
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — 2.7%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	$5,000,000	$5,075,629
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	8,637,470
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	10,159,485
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,370,259 (c)
Series 2019	5.000%	4/1/32	3,040,000	3,228,098 (c)
Series A	5.000%	5/1/36	4,000,000	4,135,722 (c)
Series B, Refunding	5.000%	8/1/37	13,185,000	14,379,822 (c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,416,827 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	5,375,000	5,606,820
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,117,939
Total Washington				62,128,071
Wisconsin — 1.3%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,513,153
Series A, Refunding	5.000%	11/1/32	2,000,000	2,002,512
Series A, Refunding	5.000%	11/1/33	2,000,000	2,002,512
Series A, Refunding	5.000%	11/1/34	2,000,000	2,002,512
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,548,451 (d)
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/36	2,250,000	2,434,644
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	1,700,000	1,752,865
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	7,000,000	7,304,609
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,090,901
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	1,500,000	1,632,338
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,709,386
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,162,415
Total Wisconsin				29,156,298

Total Municipal Bonds (Cost — $2,246,736,634)				2,269,104,468
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trusts(k) — 3.5%
New York — 3.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	$24,245,000	$26,546,034
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	25,170,000	25,156,129
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	27,300,000	30,142,594

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $78,006,612)				81,844,757
Total Investments before Short-Term Investments (Cost — $2,324,743,246)				2,350,949,225

Short-Term Investments — 0.8%
Municipal Bonds — 0.8%
Arizona — 0.0%††
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	4.050%	1/1/46	400,000	400,000 (l)(m)
California — 0.0%††
Alameda County, CA, IDA Revenue, JMS Family Partnership Project, Series A, LOC - Wells Fargo Bank N.A.	3.000%	10/1/25	300,000	300,000 (c)(l)(m)
Colorado — 0.0%††
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	3.800%	11/15/39	700,000	700,000 (l)(m)
Florida — 0.1%
Hillsborough County, FL, IDA Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	3.800%	11/1/38	1,495,000	1,495,000 (l)(m)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	3.200%	10/1/26	200,000	200,000 (l)(m)
Total Florida				1,695,000
Massachusetts — 0.2%
Massachusetts State DFA Revenue:
Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	3.800%	10/1/42	400,000	400,000 (l)(m)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Children Hospital Issue, Series U-1, Refunding, LOC - TD Bank N.A.	3.800%	3/1/48	$3,000,000	$3,000,000 (l)(m)
Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	3.050%	7/1/46	100,000	100,000 (l)(m)
Massachusetts State HEFA Revenue, Baystate Medical Center, Series J-2, Refunding, LOC - TD Bank N.A.	3.800%	7/1/44	200,000	200,000 (l)(m)
Total Massachusetts				3,700,000
Mississippi — 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	3.900%	12/1/30	100,000	100,000 (l)(m)
Chevron USA Inc. Project, Series B	3.900%	12/1/30	350,000	350,000 (l)(m)
Chevron USA Inc. Project, Series G	3.900%	12/1/30	1,780,000	1,780,000 (l)(m)
Total Mississippi				2,230,000
Missouri — 0.0%††
Missouri State Health Senior Living Facilities Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	3.900%	10/1/35	100,000	100,000 (l)(m)
New Jersey — 0.0%††
New Jersey State EFA Revenue, Institute for Advanced Study, Series B, Refunding, SPA - TD Bank N.A.	3.200%	7/1/31	300,000	300,000 (l)(m)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	3.150%	7/1/35	100,000	100,000 (l)(m)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	2.400%	7/1/43	500,000	500,000 (l)(m)
Total New Jersey				900,000
New York — 0.1%
New York City, NY, GO, Subseries D-4, LOC - TD Bank N.A.	3.850%	8/1/40	500,000	500,000 (l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011, Series DD-1, Refunding, SPA - TD Bank N.A.	3.850%	6/15/43	300,000	300,000 (l)(m)
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Subseries B-4, SPA - JPMorgan Chase & Co.	4.050%	8/1/42	1,000,000	1,000,000 (l)(m)
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-4, SPA - Mizuho Bank Ltd.	3.900%	8/1/43	$700,000	$700,000 (l)(m)
New York State HFA Revenue, 10 Liberty Street, Series A, LIQ - FHLMC, LOC - FHLMC	2.870%	5/1/35	165,000	165,000 (l)(m)
Total New York				2,665,000
Oregon — 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.800%	8/1/34	1,050,000	1,050,000 (l)(m)
Oregon State Housing & Community Services Department Mortgage Revenue, Series C, SPA - Sumitomo Mitsui Banking	3.250%	7/1/45	1,755,000	1,755,000 (c)(l)(m)
Total Oregon				2,805,000
Pennsylvania — 0.1%
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, Refunding, LOC - JPMorgan Chase & Co.	3.900%	7/1/34	200,000	200,000 (l)(m)
Pennsylvania HFA, Single Family Mortgage Revenue Bonds, Series B, SPA - TD Bank N.A.	3.200%	10/1/50	200,000	200,000 (l)(m)
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	3.190%	12/1/39	200,000	200,000 (l)(m)
Philadelphia, PA, Authority for Industrial Development, Gift of Life Donor Program Project, LOC - TD Bank N.A.	3.150%	12/1/34	1,755,000	1,755,000 (l)(m)
Philadelphia, PA, Authority for Industrial Development, Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	3.140%	10/1/30	305,000	305,000 (l)(m)
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Refunding, LOC - TD Bank N.A.	3.140%	8/1/31	200,000	200,000 (l)(m)
Total Pennsylvania				2,860,000
Texas — 0.1%
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Houston Methodist Hospital, Series B, Refunding	4.050%	12/1/59	900,000	900,000 (l)(m)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utah — 0.0%††
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	3.750%	5/15/58	$200,000	$200,000 (l)(m)

Total Short-Term Investments (Cost — $19,455,000)				19,455,000
Total Investments — 101.3% (Cost — $2,344,198,246)				2,370,404,225
TOB Floating Rate Notes — (1.8)%				(42,395,000)
Other Assets in Excess of Other Liabilities — 0.5%				12,726,989
Total Net Assets — 100.0%				$2,340,736,214

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(i)	The coupon payment on this security is currently in default as of September 30, 2024.
(j)	The maturity principal is currently in default as of September 30, 2024.
(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

 Western Asset Intermediate-Term Municipals Fund
Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
SCAGO	—	South Carolina Association of Government Organizations
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	1,053	12/24	$131,342,659	$130,769,437	$(573,222)
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
September 30, 2024

Assets:
Investments, at value (Cost — $2,344,198,246)	$2,370,404,225
Cash	1,256
Interest receivable	30,921,330
Receivable for Fund shares sold	2,086,429
Other assets	458
Prepaid expenses	47,089
Total Assets	2,403,460,787
Liabilities:
TOB Floating Rate Notes (Note 1)	42,395,000
Payable for securities purchased	14,687,043
Payable for Fund shares repurchased	3,291,225
Payable to brokers — net variation margin on open futures contracts	723,903
Investment management fee payable	635,814
Interest and commitment fees payable	230,183
Distributions payable	217,279
Service and/or distribution fees payable	124,616
Trustees’ fees payable	10,780
Accrued expenses	408,730
Total Liabilities	62,724,573
Total Net Assets	$2,340,736,214
Net Assets:
Par value (Note 7)	$3,804
Paid-in capital in excess of par value	2,453,158,955
Total distributable earnings (loss)	(112,426,545)
Total Net Assets	$2,340,736,214
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Net Assets:
Class A	$797,619,923
Class C	$41,710,304
Class I	$1,131,528,804
Class IS	$369,877,183
Shares Outstanding:
Class A	129,607,226
Class C	6,762,636
Class I	183,937,062
Class IS	60,064,412
Net Asset Value:
Class A (and redemption price)	$6.15
Class C (and redemption price)	$6.17
Class I (and redemption price)	$6.15
Class IS (and redemption price)	$6.16
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.29
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2024

Investment Income:
Interest	$43,617,892
Expenses:
Investment management fee (Note 2)	4,066,608
Interest expense (Note 1)	868,599
Transfer agent fees (Notes 2 and 5)	825,340
Service and/or distribution fees (Notes 2 and 5)	764,435
Registration fees	66,876
Fund accounting fees	46,679
Shareholder reports	46,540
Legal fees	41,359
Trustees’ fees	30,352
Audit and tax fees	29,458
Commitment fees (Note 8)	11,633
Insurance	8,381
Custody fees	6,213
Miscellaneous expenses	10,217
Total Expenses	6,822,690
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(230,577)
Net Expenses	6,592,113
Net Investment Income	37,025,779
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(973,813)
Futures contracts	5,248,754
Net Realized Gain	4,274,941
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	29,667,045
Futures contracts	(2,780,244)
Change in Net Unrealized Appreciation (Depreciation)	26,886,801
Net Gain on Investments and Futures Contracts	31,161,742
Increase in Net Assets From Operations	$68,187,521
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2024 (unaudited) and the Year Ended March 31, 2024	September 30	March 31
Operations:
Net investment income	$37,025,779	$77,352,119
Net realized gain (loss)	4,274,941	(8,850,407)
Change in net unrealized appreciation (depreciation)	26,886,801	20,373,415
Increase in Net Assets From Operations	68,187,521	88,875,127
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(36,712,569)	(76,634,460)
Decrease in Net Assets From Distributions to Shareholders	(36,712,569)	(76,634,460)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	240,947,217	749,057,762
Reinvestment of distributions	35,174,925	73,912,717
Cost of shares repurchased	(446,636,911)	(965,242,699)
Decrease in Net Assets From Fund Share Transactions	(170,514,769)	(142,272,220)
Decrease in Net Assets	(139,039,817)	(130,031,553)
Net Assets:
Beginning of period	2,479,776,031	2,609,807,584
End of period	$2,340,736,214	$2,479,776,031
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.07	$6.04	$6.19	$6.52	$6.21	$6.35
Income (loss) from operations:
Net investment income	0.09	0.18	0.15	0.13	0.16	0.18
Net realized and unrealized gain (loss)	0.08	0.03	(0.15)	(0.33)	0.31	(0.14)
Total income (loss) from operations	0.17	0.21	0.00 [3]	(0.20)	0.47	0.04
Less distributions from:
Net investment income	(0.09)	(0.18)	(0.15)	(0.13)	(0.16)	(0.18)
Total distributions	(0.09)	(0.18)	(0.15)	(0.13)	(0.16)	(0.18)
Net asset value, end of period	$6.15	$6.07	$6.04	$6.19	$6.52	$6.21
Total return[4]	2.88%	3.52%	0.04%	(3.20)%	7.57%	0.54%
Net assets, end of period (millions)	$798	$790	$783	$706	$700	$632
Ratios to average net assets:
Gross expenses	0.67%[5]	0.64%	0.61%	0.59%	0.59%	0.65%
Net expenses[6]	0.67 [5]	0.64	0.61	0.59	0.59 [7]	0.65 [7]
Net investment income	3.09 [5]	2.98	2.52	1.95	2.45	2.78
Portfolio turnover rate	6%	17%	25%	15%	16%	32%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.08	$6.05	$6.20	$6.53	$6.22	$6.36
Income (loss) from operations:
Net investment income	0.08	0.14	0.11	0.09	0.12	0.14
Net realized and unrealized gain (loss)	0.08	0.03	(0.15)	(0.33)	0.31	(0.14)
Total income (loss) from operations	0.16	0.17	(0.04)	(0.24)	0.43	0.00 [3]
Less distributions from:
Net investment income	(0.07)	(0.14)	(0.11)	(0.09)	(0.12)	(0.14)
Total distributions	(0.07)	(0.14)	(0.11)	(0.09)	(0.12)	(0.14)
Net asset value, end of period	$6.17	$6.08	$6.05	$6.20	$6.53	$6.22
Total return[4]	2.73%	2.90%	(0.56)%	(3.76)%	6.93%	(0.04)%
Net assets, end of period (000s)	$41,710	$50,229	$75,353	$113,642	$166,814	$228,450
Ratios to average net assets:
Gross expenses	1.28%[5]	1.25%	1.21%	1.18%	1.18%	1.25%
Net expenses[6]	1.28 [5]	1.25	1.21	1.18	1.18 [7]	1.25 [7]
Net investment income	2.47 [5]	2.37	1.87	1.37	1.87	2.23
Portfolio turnover rate	6%	17%	25%	15%	16%	32%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.07	$6.04	$6.19	$6.52	$6.21	$6.35
Income (loss) from operations:
Net investment income	0.10	0.19	0.16	0.14	0.17	0.19
Net realized and unrealized gain (loss)	0.08	0.03	(0.15)	(0.33)	0.31	(0.14)
Total income (loss) from operations	0.18	0.22	0.01	(0.19)	0.48	0.05
Less distributions from:
Net investment income	(0.10)	(0.19)	(0.16)	(0.14)	(0.17)	(0.19)
Total distributions	(0.10)	(0.19)	(0.16)	(0.14)	(0.17)	(0.19)
Net asset value, end of period	$6.15	$6.07	$6.04	$6.19	$6.52	$6.21
Total return[3]	2.97%	3.68%	0.20%	(3.05)%	7.76%	0.70%
Net assets, end of period (millions)	$1,132	$1,134	$1,151	$1,335	$1,416	$1,251
Ratios to average net assets:
Gross expenses	0.55%[4]	0.53%	0.49%	0.46%	0.45%	0.52%
Net expenses[5,6]	0.50 [4]	0.49	0.45	0.43	0.43	0.49
Net investment income	3.25 [4]	3.13	2.65	2.11	2.61	2.95
Portfolio turnover rate	6%	17%	25%	15%	16%	32%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.43%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’
consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.07	$6.04	$6.20	$6.52	$6.21	$6.36
Income (loss) from operations:
Net investment income	0.10	0.19	0.16	0.14	0.17	0.19
Net realized and unrealized gain (loss)	0.09	0.03	(0.16)	(0.32)	0.31	(0.15)
Total income (loss) from operations	0.19	0.22	0.00 [3]	(0.18)	0.48	0.04
Less distributions from:
Net investment income	(0.10)	(0.19)	(0.16)	(0.14)	(0.17)	(0.19)
Total distributions	(0.10)	(0.19)	(0.16)	(0.14)	(0.17)	(0.19)
Net asset value, end of period	$6.16	$6.07	$6.04	$6.20	$6.52	$6.21
Total return[4]	3.16%	3.74%	0.09%	(2.83)%	7.81%	0.61%
Net assets, end of period (millions)	$370	$505	$601	$707	$386	$245
Ratios to average net assets:
Gross expenses	0.45%[5]	0.43%	0.40%	0.37%	0.37%	0.43%
Net expenses[6]	0.45 [5]	0.43	0.40	0.37	0.37 [7]	0.43 [7]
Net investment income	3.30 [5]	3.19	2.70	2.16	2.66	3.00
Portfolio turnover rate	6%	17%	25%	15%	16%	32%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was
0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,269,104,468	—	$2,269,104,468
Municipal Bonds Deposited in Tender Option Bond Trusts	—	81,844,757	—	81,844,757
Total Long-Term Investments	—	2,350,949,225	—	2,350,949,225
Short-Term Investments†	—	19,455,000	—	19,455,000
Total Investments	—	$2,370,404,225	—	$2,370,404,225
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$573,222	—	—	$573,222

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended September 30, 2024, the average daily amount of floating rate notes outstanding was $42,395,000 and weighted average interest rate was 4.03%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of September 30, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements, between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the six months ended September 30, 2024, fees waived and/or expenses reimbursed amounted to $230,577.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Pursuant to these arrangements, at September 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class I
Expires March 31, 2025	$440,343
Expires March 31, 2026	467,418
Expires March 31, 2027	230,577
Total fee waivers/expense reimbursements subject to recapture	$1,138,338
For the six months ended September 30, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended September 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $2,550 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended September 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$16,544
CDSCs	14,492
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser),
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended September 30, 2024, such purchase and sale transactions (excluding accrued interest) were $84,170,000 and $112,825,000, respectively.
3. Investments
During the six months ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$147,065,453
Sales	171,986,358
At September 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,300,192,488	$61,533,470	$(33,716,733)	$27,816,737
Futures contracts	—	—	(573,222)	(573,222)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2024.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$573,222

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$5,248,754

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(2,780,244)
During the six months ended September 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$133,849,692
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended September 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$591,689	$271,155
Class C	172,746	17,562
Class I	—	536,411
Class IS	—	212
Total	$764,435	$825,340
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended September 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$230,577
Class IS	—
Total	$230,577
6. Distributions to shareholders by class

	Six Months Ended September 30, 2024	Year Ended March 31, 2024
Net Investment Income:
Class A	$12,064,077	$22,782,174
Class C	563,242	1,425,439
Class I	18,110,968	33,047,725
Class IS	5,974,282	19,379,122
Total	$36,712,569	$76,634,460
7. Shares of beneficial interest
At September 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	9,035,326	$54,842,577	29,221,969	$174,530,077
Shares issued on reinvestment	1,915,233	11,607,621	3,688,739	22,049,263
Shares repurchased	(11,571,189)	(70,198,041)	(32,278,226)	(192,616,292)
Net increase (decrease)	(620,630)	$(3,747,843)	632,482	$3,963,048
Class C
Shares sold	152,223	$929,063	600,125	$3,600,496
Shares issued on reinvestment	92,390	561,017	237,413	1,421,177
Shares repurchased	(1,741,534)	(10,605,113)	(5,028,695)	(30,134,366)
Net decrease	(1,496,921)	$(9,115,033)	(4,191,157)	$(25,112,693)

Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

	Six Months Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	19,564,314	$118,590,577	60,813,299	$362,588,942
Shares issued on reinvestment	2,911,830	17,633,044	5,349,084	31,963,564
Shares repurchased	(25,509,026)	(154,602,312)	(69,796,229)	(417,353,835)
Net decrease	(3,032,882)	$(18,378,691)	(3,633,846)	$(22,801,329)
Class IS
Shares sold	10,964,998	$66,585,000	34,852,828	$208,338,247
Shares issued on reinvestment	885,785	5,373,243	3,089,771	18,478,713
Shares repurchased	(34,979,682)	(211,231,445)	(54,235,891)	(325,138,206)
Net decrease	(23,128,899)	$(139,273,202)	(16,293,292)	$(98,321,246)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended September 30, 2024.
9. Deferred capital losses
As of March 31, 2024, the Fund had deferred capital losses of $144,874,944, which have no expiration date, that will be available to offset future taxable capital gains.
Western Asset Intermediate-Term Municipals Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Intermediate-Term Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain
Western Asset Intermediate-Term Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional intermediate municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1- and 3-year periods ended December 31, 2023 and the Fund’s performance was approximately equal to the benchmark index for the 5- and 10-year periods ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The

Western Asset Intermediate-Term Municipals Fund

information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional intermediate municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Intermediate-Term Municipals Fund

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Western Asset
Intermediate-Term Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Intermediate-Term Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Intermediate-Term Municipals Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90032-SFSOI 11/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 18, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 18, 2024